PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	£ 12,972
Depreciation charge for the year	1,944	£ 1,761	£ 1,534
Expenditure on investment properties (see below)	127	93
Change in fair value of investment properties (note 7)	230	(83)	416
Balance	12,727	12,972
Cost or valuation [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	18,485	17,239
Exchange and other adjustments	(81)	133
Acquisition of businesses (note 22)	6
Additions	2,714	2,953
Expenditure on investment properties (see below)	209	344
Change in fair value of investment properties (note 7)	230	(83)
Disposals	(4,477)	(2,101)
Balance	17,086	18,485	17,239
Accumulated depreciation, amortisation and impairment [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	5,513	4,260
Exchange and other adjustments	(51)	40
Depreciation charge for the year	1,944	1,761
Disposals	(3,047)	(548)
Balance	4,359	5,513	4,260
Investment property [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	3,764
Balance	3,699	3,764
Investment property [member] | Cost or valuation [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	3,764	4,361
Exchange and other adjustments		13
Expenditure on investment properties (see below)	209	344
Change in fair value of investment properties (note 7)	230	(83)
Disposals	(504)	(871)
Balance	3,699	3,764	4,361
Premises [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	1,217
Balance	1,063	1,217
Premises [Member] | Cost or valuation [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	2,550	2,589
Exchange and other adjustments	(37)	2
Acquisition of businesses (note 22)	3
Additions	70	59
Disposals	(795)	(100)
Balance	1,791	2,550	2,589
Premises [Member] | Accumulated depreciation, amortisation and impairment [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	1,333	1,247
Exchange and other adjustments	(8)	(1)
Depreciation charge for the year	125	136
Disposals	(722)	(49)
Balance	728	1,333	1,247
Equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	3,294
Balance	2,943	3,294
Equipment [Member] | Cost or valuation [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	5,965	5,266
Exchange and other adjustments		6
Acquisition of businesses (note 22)	3
Additions	382	806
Disposals	(1,282)	(113)
Balance	5,068	5,965	5,266
Equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	2,671	2,096
Exchange and other adjustments	(9)	(8)
Depreciation charge for the year	734	672
Disposals	(1,271)	(89)
Balance	2,125	2,671	2,096
Property, plant and equipment under operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	4,697
Balance	5,022	4,697
Property, plant and equipment under operating leases [member] | Cost or valuation [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	6,206	5,023
Exchange and other adjustments	(44)	112
Additions	2,262	2,088
Disposals	(1,896)	(1,017)
Balance	6,528	6,206	5,023
Property, plant and equipment under operating leases [member] | Accumulated depreciation, amortisation and impairment [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Balance	1,509	917
Exchange and other adjustments	(34)	49
Depreciation charge for the year	1,085	953
Disposals	(1,054)	(410)
Balance	£ 1,506	£ 1,509	£ 917